Related parties - Summary of Related Parties of Officers Fund (Detail) - Officers’ Fund - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Personnel current liabilities	$ 912	$ 1,852
Personnel non-current liabilities	350	3,029
Personnel liabliities	$ 1,262	$ 4,881